CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash	$ 274,295	$ 462,162	$ 696,382
Due from underwriter			657,138
Prepaid expenses	79,812	45,339	272,217
Total Current Assets	354,107	507,501	1,625,737
Marketable securities held in Trust Account	712,534,665	704,250,272	691,941,351
Total Assets	712,888,772	704,757,773	693,567,088
Current Liabilities
Accounts payable and accrued expenses	2,466,601	200,529	230,153
Advances from related party	759,414	381,675	126,378
Total Current Liabilities	3,226,015	582,204	356,531
Deferred underwriting fees	24,150,000	24,150,000	24,150,000
Total Liabilities	27,376,015	24,732,204	24,506,531
Commitments
Class A ordinary shares subject to possible redemption	680,512,756	675,025,568	664,060,556
Shareholders' Equity
Preferred shares, Value
Additional paid-incapital			3,667,278
Retained earnings	4,997,966	4,997,990	1,330,720
Total Shareholders' Equity	5,000,001	5,000,001	5,000,001
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	712,888,772	704,757,773	693,567,088
Common Class A [Member]
Shareholders' Equity
Common Stock, Value, Issued	310	286	278
Common Class B [Member]
Shareholders' Equity
Common Stock, Value, Issued	$ 1,725	$ 1,725	$ 1,725